Annual Fund Operating Expenses	Nov. 01, 2026
Institutional Class Prospectus | Potomac Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.69%
Institutional Class Prospectus | Potomac Tactical Rotation Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	1.51%
Institutional Class Prospectus | Potomac Tactical Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	1.57%
Institutional Class Prospectus | Potomac Defensive Bull Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.22%
Institutional Class Prospectus | Potomac Tactically Passive Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.48%
Class R Prospectus | Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	1.24%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	2.69%
Class R Prospectus | Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	1.23%
Acquired Fund Fees and Expenses	0.18%
Expenses (as a percentage of Assets)	2.51%
Class R Prospectus | Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	1.24%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	2.57%
Class R Prospectus | Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	1.20%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	2.22%
Class R Prospectus | Potomac Tactically Passive Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.19%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	2.48%